FAIR VALUE MEASUREMENTS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Assets:
Real estate acquired in settlement of loans	$ 5,802,254	$ 6,394,712
Amount of transfers between levels within the fair value hierarchy	0	0
Fair Value Measurements Nonrecurring [Member] | Estimated Fair Value [Member]
Assets:
Impaired loans, net	3,742,000	4,014,000
Real estate acquired in settlement of loans	5,802,000	6,395,000
Total assets	9,544,000	10,409,000
Fair Value Measurements Nonrecurring [Member] | Fair Value Inputs Level3 [Member]
Assets:
Impaired loans, net	3,742,000	4,014,000
Real estate acquired in settlement of loans	5,802,000	6,395,000
Total assets	9,544,000	10,409,000
Fair Value Measurements Nonrecurring [Member] | Change During Period Fair Value Disclosure [Member]
Assets:
Impaired loans, net	3,501,000	8,740,000
Real estate acquired in settlement of loans	(276,000)	3,742,000
Total assets	$ 3,225,000	$ 12,482,000